Business Acquisition and Goodwill (Tables)	12 Months Ended
Jun. 30, 2025
Business Acquisition and Goodwill [Abstract]
Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities	The following table presents the purchase price allocation of the assets acquired and liabilities assumed on December 31, 2022.
Amount
Assets acquired and liabilities assumed:
Assets held for sale
Inventories	5,856,077
Other current assets	44,572,781
Fixed assets	16,644,971
Land use rights	2,051,673
Other non-current assets	186,452
Fair value adjustment on assets held for sale in connection with the Fuwei Disposition (giving effect of $520,000 costs to sell)	(21,227,128)
Total assets held for sale, net	48,084,826

Liabilities held for sale
Short-term borrowing	9,424,114
Other current liabilities	8,930,900
Other non-current liabilities	249,812
Total liabilities held for sale	18,604,826
Net assets acquired classified as held for sale	29,480,000
Consideration:
Number of outstanding ordinary shares held by Fuwei’s shareholders as of December 23,2022	32,659
Closing price of Fuwei’s ordinary shares as of December 23, 2022	830
Fair value of Fuwei shareholders’ 3.21% interest of Baijiayun Group Ltd as of December 23, 2022	27,106,447
Total consideration	27,106,447
Bargain purchase gain	(2,373,553)

Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes	The following table presents the purchase price allocation of the assets acquired and liabilities assumed on April 1, 2023.
	Amount	Amortization
	US$	Years

Current assets	807,891
Property and equipment, net	2,076
Other long-term assets	589
Customer relationship	2,038,558	8.75
Apipost data	1,033,840	Indefinite life
Technology	829,984	5
Total identifiable assets acquired	4,712,938

Current liabilities	197,236
Deferred tax liabilities	585,357
Total liabilities assumed	782,593

Net identifiable assets acquired	3,930,345

Number of Class A ordinary shares issued as consideration*	18,047
Quoted price of Class A ordinary shares on acquisition date*	769
Fair value of Class A ordinary shares issued as consideration	13,877,605
Cash consideration	472,618
Total purchase consideration	14,350,223
Goodwill	10,419,878
The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes on July 31, 2023.
Amount
US$
Cash and cash equivalents	173,350
Other current assets	1,304,251
Property and equipment, net	36,143
Other long-term assets	143,005
Total identifiable assets acquired	1,656,749

Current liabilities	709,933
Lont-term borrowings	1,400,050
Total liabilities assumed	2,109,983

Net identifiable assets acquired	(453,234)
Total purchase consideration	247,688
Goodwill	700,922
Effect on cash flows of the Company
Cash paid (as above)	247,688
Less: cash and cash equivalents in entity acquired	(173,350)
Cash outflow (inflow) on acquisition	74,338
The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes on July 31, 2023.
Amount
US$
Cash and cash equivalents	4,327
Other current assets	49,689
Total identifiable assets acquired	54,016

Current liabilities	94,667
Total liabilities assumed	94,667

Net identifiable assets acquired	(40,651)
Total purchase consideration	—
Fair value of non-controlling interests	(19,916)
Goodwill	20,735
Effect on cash flows of the Company
Cash paid (as above)	—
Less: cash and cash equivalents in entity acquired	(4,327)
Cash outflow (inflow) on acquisition	(4,327)